Prepaid expenses and deposits - Schedule of Prepaid expenses and deposits (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses And Deposits Abstract
Research and development	$ 0	$ 26,348
Insurance	24,699	36,162
Other prepaids and deposits	14,595	6,526
Total prepaid expenses and deposits	$ 39,294	$ 69,036